EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details)	1 Months Ended
Feb. 28, 2018 USD ($)
Statement [Line Items]
Restricted share units settled during period through the issuance of common shares	30,616
Market value of the issued shares	$ 1.57
Number of restricted share units outstanding	445,984